May 29, 2019
Emerging Markets Portfolio
Emerging Markets Portfolio

SUPPLEMENT DATED MAY 29, 2019

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2019

FOR CLASS D, CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Class D, Class I and Class P shares prospectus dated May 1, 2019 (the “Prospectus”) and must be preceded or accompanied by the Prospectus. This supplement applies to the Emerging Markets Portfolio and Main Street® Core Portfolio only.  The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Main Street Core Portfolio and Emerging Markets Portfolio – In the Performance subsection, the following paragraph is added after the first paragraph:

Invesco Advisers, Inc. began managing the Fund on May 24, 2019. Another firm managed the Fund before that date.